Average Annual Total Returns{- Fidelity Flex® Core Bond Fund} - 08.31 Fidelity Flex Core Bond Fund PRO-06 - Fidelity Flex® Core Bond Fund	Fidelity Flex Core Bond Fund-Default Return Before Taxes Past 1 year	Fidelity Flex Core Bond Fund-Default Return Before Taxes Since Inception		Fidelity Flex Core Bond Fund-Default After Taxes on Distributions Past 1 year	Fidelity Flex Core Bond Fund-Default After Taxes on Distributions Since Inception		Fidelity Flex Core Bond Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Flex Core Bond Fund-Default After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		LB091 Past 1 year	LB091 Since Inception
Total	11.24%	6.44%	[1]	8.82%	4.72%	[1]	6.79%	4.21%	[1]	7.51%	5.09%	[1]	7.58%	[1]

[1]	(a)From March 7, 2017